PENSION AND POSTRETIREMENT BENEFIT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Disclosure of statements of financial position
Amount recognized in the Statements of Financial Position consist of:

	Qualified		Non-qualified
AS AT DEC. 31 US$ MILLIONS	2022	2021	2022	2021
Reconciliation of benefit obligation
Obligation at beginning of year	$—	$—	$—	$—
Acquisition from business combination	343	—	55	—
Interest cost on projected benefit obligation	9	—	1	—
Actuarial (gain) loss	(10)	—	1	—
Benefits paid	(17)	—	(5)	—
Obligation at end of year	325	—	52	—
Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	—	—	—	—
Acquisition from business combination	499	—	—	—
Actual return on plan assets	(8)	—	—	—
Employer contributions	—	—	5	—
Benefits paid	(17)	—	(5)	—
Fair value of plan assets at end of year	474	—	—	—
Funded status at end of year	$149	$—	$(52)	$—

Disclosure of pension plan components and assumptions
The components of net periodic benefit cost for the defined benefit pension plans are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Interest cost	$10	$—	$—
Expected returns on plan assets	(13)	—	—
Net periodic cost (benefit)	$(3)	$—	$—
Amounts related to the defined benefit pension plans recognized as a component of accumulated other comprehensive income are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Actuarial gain (loss)	$(11)	$—	$—
Deferred tax benefit (expense)	2	—	—
Other comprehensive income (loss), net of tax	$(9)	$—	$—
The weighted average assumptions used are shown below:

	Used for Net Benefit Cost for year ended December 31, 2022	Used for Net Benefit Cost for year ended December 31, 2021
Discount rate	5%	—%
Long-term rate of return	6%	—%

Disclosure of pension benefit payments expected to be paid	The following table shows pension benefit payments expected to be paid:

2023	$46
2024	39
2025	31
2026	30
2027-2031	158